TAX (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax [Abstract]
Schedule of income tax
USDm	2018	2017	2016
Tax for the year
Current tax for the year	1.6	1.0	1.2
Adjustments related to previous years	-0.1	-0.1	-0.3
Adjustment of deferred tax liability	0.1	-0.1	-0.1
Total	1.6	0.8	0.8

Schedule of deferred taxes
USDm	2018	2017	2016
Deferred tax liability
Balance as of 1 January	44.9	45.0	45.1
Deferred tax for the year	0.1	-0.1	-0.1
Adjustments related to previous years	-0.1	-	-
Balance as of 31 December	44.9	44.9	45.0